Tahoe Acquisition (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combination
The following table summarizes the consideration paid as part of the purchase price which was finalized in the fourth quarter of 2019:

Consideration:	Shares Issued/ Issuable	Consideration
Fair value estimate of the Pan American Share consideration	55,990,512	$795,626
Fair value estimate of the CVRs	15,600,208	71,916
Cash (1)	—	275,008
Fair value estimate of replacement options	835,874	124
Total Consideration	72,426,594	$1,142,674
(1)Net of cash and cash equivalents acquired, the Company paid $247.5 million in cash.
The following table below presents the final allocation of the Tahoe purchase price to the identifiable assets and liabilities based on their estimated fair values which was finalized in the fourth quarter of 2019:

Total purchase consideration paid for Tahoe	$1,142,674

Cash and cash equivalents	$27,529
Accounts receivable	18,154
VAT Receivable	87,492
Inventory	148,209
Other current assets	1,381
Mineral properties, plant and equipment	1,239,402
Other assets	6,551
Deferred tax assets	30,728
Accounts payable and accrued liabilities	(148,742)
Debt	(125,000)
Provision for closure and decommissioning liabilities	(77,320)
Net current and deferred income tax liabilities	(65,710)
Fair value of Tahoe net assets acquired	$1,142,674